Schedule of Investments (unaudited)
December 31, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
ABFC Trust, Series 2007-WMC1, Class A2B, (1 mo. LIBOR US + 1.00%), 1.15%, 06/25/37(a)	USD	3,820	$ 3,497,122
AGL CLO 3 Ltd., Series 2020-3A, Class A, (3 mo. LIBOR US + 1.30%), 1.54%, 01/15/33(a)(b)		250	250,131
Ajax Mortgage Loan Trust
Series 2017-D, Class A, 3.75%, 12/25/57(b)		1,626	1,664,271
Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)(c)		1,621	1,264,311
Series 2018-A, Class A, 3.85%, 04/25/58(b)(c)		1,762	1,761,586
Series 2018-A, Class B, 0.00%, 04/25/58(b)		594	313,222
Series 2018-B, Class A, 3.75%, 02/26/57(b)(c)		1,650	1,649,568
Series 2018-B, Class B, 0.00%, 02/26/57(b)		695	196,392
Series 2018-D, Class A, 3.75%, 08/25/58(a)(b)(c)		3,216	3,224,228
Series 2018-D, Class B, 0.00%, 08/25/58(a)(b)(c)		910	582,686
Series 2018-E, Class A, 4.38%, 06/25/58(a)(b)		3,460	3,497,170
Series 2018-E, Class B, 5.25%, 06/25/58(a)(b)(c)		367	369,668
Series 2018-E, Class C, 0.00%, 06/25/58(a)(b)		908	728,319
Series 2018-F, Class A, 4.38%, 11/25/58(a)(b)(c)		3,437	3,465,088
Series 2018-F, Class B, 5.25%, 11/25/58(a)(b)(c)		420	415,919
Series 2018-F, Class C, 0.00%, 11/25/58(b)		982	680,425
Series 2018-G, Class A, 4.38%, 06/25/57(a)(b)(c)		3,796	3,792,181
Series 2018-G, Class B, 5.25%, 06/25/57(a)(b)(c)		560	422,800
Series 2018-G, Class C, 0.00%, 06/25/57(b)(c)		1,430	1,406,156
Series 2019-A, Class A, 3.75%, 08/25/57(a)(b)		2,980	3,029,341
Series 2019-A, Class B, 5.25%, 08/25/57(a)(b)		350	323,380
Series 2019-A, Class C, 0.00%, 08/25/57(b)(c)		875	725,163
Series 2019-B, Class A, 3.75%, 01/25/59(a)(b)		2,862	2,909,608
Series 2019-B, Class B, 5.25%, 01/25/59(a)(b)(c)		409	308,795
Series 2019-B, Class C, 0.00%, 01/25/59(b)(c)		1,045	897,001
Series 2019-C, Class A, 3.95%, 10/25/58(a)(b)		3,253	3,262,138
Series 2019-E, Class A, 3.00%, 09/25/59(b)(d)		2,761	2,753,020
Series 2019-E, Class B, 4.88%, 09/25/59(b)(d)		350	313,132
Series 2019-E, Class C, 0.00%, 09/25/59(b)		792	476,671
Series 2019-G, Class A, 3.00%, 09/25/59(b)(d)		2,195	2,200,010
Series 2019-G, Class B, 4.25%, 09/25/59(b)(d)		224	196,043
Series 2019-G, Class C, 0.00%, 09/25/59(b)		573	467,294
Series 2019-H, Class A, 3.00%, 11/25/59(b)(d)		1,093	1,089,354
Series 2019-H, Class B, 4.25%, 11/25/59(b)(d)		140	122,527
Series 2019-H, Class C, 0.00%, 11/25/59(b)		347	297,234
Series 2020-A, Class A, 2.38%, 12/25/59(b)(d)		9,714	9,695,963
Series 2020-A, Class B, 3.50%, 12/25/59(b)(d)		999	995,599
Series 2020-A, Class C, 0.00%, 12/25/59(b)(c)		2,412	1,511,465
Series 2020-C, Class A, 2.25%, 09/27/60(b)(d)		3,829	3,805,257
Series 2020-C, Class B, 5.00%, 09/27/60(b)(d)		250	248,316
Series 2020-C, Class C, 0.00%, 09/27/60(b)		849	714,482
Series 2020-D, Class A, 2.25%, 06/25/60(b)(d)		3,689	3,667,371
Series 2020-D, Class B, 5.00%, 06/25/60(b)(d)		350	347,642
Series 2020-D, Class C, 0.00%, 06/25/60(b)		899	732,613
Allegro CLO II-S Ltd.
Series 2014-1RA, Class A1, (3 mo. LIBOR US + 1.08%), 1.29%, 10/21/28(a)(b)		2,000	1,996,135
Series 2014-1RA, Class B, (3 mo. LIBOR US + 2.15%), 2.36%, 10/21/28(a)(b)		300	297,045
Series 2014-1RA, Class C, (3 mo. LIBOR US + 3.00%), 3.21%, 10/21/28(a)(b)		750	725,852
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.13%), 1.35%, 01/17/31(a)(b)		1,000	993,431
ALM VII Ltd., Series 2012-7A, Class A1A2, (3 mo. LIBOR US + 1.17%), 1.41%, 07/15/29(a)(b)		1,000	997,094
ALM XVI Ltd./ALM XVI LLC
Series 2015-16A, Class A2R2, (3 mo. LIBOR US + 1.50%), 1.74%, 07/15/27(a)(b)		1,000	989,405
Security		Par (000)	Value
Asset-Backed Securities (continued)
ALM XVI Ltd./ALM XVI LLC
Series 2015-16A, Class CR2, (3 mo. LIBOR US + 2.70%), 2.94%, 07/15/27(a)(b)	USD	1,000	$ 991,982
ALM XVII Ltd., Series 2015-17A, Class BR, (3 mo. LIBOR US + 2.10%), 2.34%, 01/15/28(a)(b)		500	492,716
American Express Credit Account Master Trust
Series 2017-2, Class A, (1 mo. LIBOR US + 0.45%), 0.61%, 09/16/24(a)		8,000	8,034,770
Series 2017-5, Class A, (1 mo. LIBOR US + 0.38%), 0.54%, 02/18/25(a)		9,000	9,040,720
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A2A, 0.60%, 12/18/23		18,234	18,265,568
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (3 mo. LIBOR US + 1.25%), 1.47%, 07/25/29(a)(b)		500	499,505
AMSR Trust, Series 2020-SFR4, Class F, 2.86%, 11/17/37(b)		4,000	4,012,115
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 1.27%, 01/28/31(a)(b)		1,000	997,540
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.50%), 1.72%, 01/28/31(a)(b)		1,000	991,012
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.85%), 2.07%, 01/28/31(a)(b)		500	494,239
Anchorage Capital CLO 4-R Ltd.
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 1.27%, 01/28/31(a)(b)		2,050	2,045,327
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.85%), 2.07%, 01/28/31(a)(b)		1,500	1,459,174
Series 2014-4RA, Class D, (3 mo. LIBOR US + 2.60%), 2.82%, 01/28/31(a)(b)		750	709,887
Anchorage Capital CLO 5-R Ltd.
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.45%), 1.69%, 01/15/30(a)(b)		1,700	1,665,020
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.85%), 2.09%, 01/15/30(a)(b)		3,000	2,943,970
Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.40%), 5.64%, 01/15/30(a)(b)		1,000	930,149
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class BR2, (3 mo. LIBOR US + 1.75%), 1.97%, 01/28/31(a)(b)		1,500	1,479,916
Series 2015-7A, Class CR2, (3 mo. LIBOR US + 2.20%), 2.42%, 01/28/31(a)(b)		625	608,693
Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 3.72%, 01/28/31(a)(b)		1,000	989,614
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR, (3 mo. LIBOR US + 1.00%), 1.22%, 07/28/28(a)(b)		4,448	4,438,071
Series 2016-8A, Class BR, (3 mo. LIBOR US + 1.60%), 1.82%, 07/28/28(a)(b)		1,000	996,399
Series 2016-8A, Class CR, (3 mo. LIBOR US + 2.10%), 2.32%, 07/28/28(a)(b)		1,000	977,743
Series 2016-8A, Class DR, (3 mo. LIBOR US + 3.00%), 3.22%, 07/28/28(a)(b)		750	735,621
Series 2016-8A, Class ER, (3 mo. LIBOR US + 5.75%), 5.97%, 07/28/28(a)(b)		2,060	1,967,766
Anchorage Capital CLO Ltd.
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.15%), 2.37%, 10/13/30(a)(b)		500	498,661
Series 2013-1A, Class DR, (3 mo. LIBOR US + 6.80%), 7.02%, 10/13/30(a)(b)		1,000	992,586

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 1.32%, 04/15/31(a)(b)	USD	1,387	$ 1,383,969
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.01%), 1.23%, 04/20/31(a)(b)		1,000	993,698
Apidos CLO XXI
Series 2015-21A, Class A1R, (3 mo. LIBOR US + 0.93%), 1.15%, 07/18/27(a)(b)		2,853	2,833,262
Series 2015-21A, Class DR, (3 mo. LIBOR US + 5.20%), 5.42%, 07/18/27(a)(b)		500	470,733
Apidos CLO XXIX, Series 2018-29A, Class D, (3 mo. LIBOR US + 5.25%), 5.47%, 07/25/30(a)(b)		500	443,960
Apidos CLO XXX, Series XXXA, Class A1A, (3 mo. LIBOR US + 1.14%), 1.36%, 10/18/31(a)(b)		400	399,417
Ares XLIII CLO Ltd., Series 2017-43A, Class E, (3 mo. LIBOR US + 6.47%), 6.71%, 10/15/29(a)(b)		750	714,724
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 1.41%, 10/15/30(a)(b)		600	597,440
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.48%), 0.63%, 05/25/35(a)		57	52,184
ASSURANT CLO III Ltd., Series 2018-3A, Class C, (3 mo. LIBOR US + 2.25%), 2.47%, 10/20/31(a)(b)		500	488,674
Atrium IX, Series 9A, Class AR, (3 mo. LIBOR US + 1.24%), 1.46%, 05/28/30(a)(b)		1,825	1,819,622
Atrium XII, Series 12A, Class AR, (3 mo. LIBOR US + 0.83%), 1.05%, 04/22/27(a)(b)		955	952,152
Avery Point VI CLO Ltd., Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.05%), 1.28%, 08/05/27(a)(b)		1,441	1,437,493
Babson CLO Ltd., Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.19%), 1.41%, 10/20/30(a)(b)		1,000	998,022
Bain Capital Credit CLO Ltd.
Series 2016-2A, Class AR, (3 mo. LIBOR US + 1.14%), 1.38%, 01/15/29(a)(b)		3,390	3,380,946
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 1.47%, 07/20/30(a)(b)		1,250	1,249,959
Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.96%), 1.17%, 04/23/31(a)(b)		250	248,330
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.08%), 1.30%, 07/19/31(a)(b)		1,000	991,005
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(a)		5,740	3,155,215
Barings CLO Ltd., Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.95%), 1.17%, 07/20/29(a)(b)		1,000	996,373
Battalion CLO VII Ltd.
Series 2014-7A, Class A1RR, (3 mo. LIBOR US + 1.04%), 1.26%, 07/17/28(a)(b)		1,597	1,593,008
Series 2014-7A, Class BRR, (3 mo. LIBOR US + 2.50%), 2.72%, 07/17/28(a)(b)		750	739,402
Battalion CLO X Ltd., Series 2016-10A, Class DR, (3 mo. LIBOR US + 6.65%), 6.87%, 01/24/29(a)(b)		500	477,060
Security		Par (000)	Value
Asset-Backed Securities (continued)
Battalion CLO XI Ltd., Series 2017-11A, Class E, (3 mo. LIBOR US + 5.98%), 6.20%, 10/24/29(a)(b)	USD	1,000	$ 967,939
Bayview Financial Revolving Asset Trust
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.00%), 1.15%, 02/28/40(a)(b)		5,344	5,034,257
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.00%), 1.15%, 12/28/40(a)(b)		2,834	2,515,963
Series 2005-E, Class A2A, (1 mo. LIBOR US + 0.93%), 1.08%, 12/28/40(a)(b)		2,480	2,385,831
BDS Ltd., Series 2019-FL3, Class A, (1 mo. LIBOR US + 1.40%), 1.55%, 12/15/35(a)(b)		6,205	6,186,322
Bear Stearns Asset-Backed Securities I Trust
Series 2005-HE8, Class M3, (1 mo. LIBOR US + 1.95%), 2.10%, 08/25/35(a)		4,570	4,483,730
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.32%), 0.47%, 03/25/37(a)		800	671,812
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.14%), 0.29%, 03/25/37(a)		110	115,681
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.35%), 0.50%, 04/25/37(a)		309	283,419
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1RR, (3 mo. LIBOR US + 1.25%), 1.47%, 01/20/29(a)(b)		500	500,171
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.09%), 1.31%, 04/20/31(a)(b)		1,000	990,521
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.32%, 01/20/31(a)(b)		900	895,555
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.18%), 1.40%, 10/22/30(a)(b)		2,171	2,172,915
Series 2015-1A, Class D, (3 mo. LIBOR US + 5.45%), 5.67%, 04/13/27(a)(b)		250	246,299
BlueMountain CLO XXIII Ltd., Series 2018-23A, Class A1, (3 mo. LIBOR US + 1.15%), 1.37%, 10/20/31(a)(b)		250	248,327
BSPRT Issuer Ltd., Series 2018-FL3, Class A, (1 mo. LIBOR US + 1.05%), 1.21%, 03/15/28(a)(b)		654	649,694
Burnham Park CLO Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.37%, 10/20/29(a)(b)		4,000	3,980,462
California Street CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.03%), 1.27%, 10/15/25(a)(b)		254	254,267
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3 mo. LIBOR US + 1.03%), 1.24%, 04/30/31(a)(b)		2,000	1,982,891
Carlyle Global Market Strategies CLO Ltd.
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.97%), 1.19%, 04/17/31(a)(b)		1,510	1,501,138
Series 2014-3RA, Class A1B, (3 mo. LIBOR US + 1.30%), 1.52%, 07/27/31(a)(b)		1,000	996,866
Series 2015-3A, Class A2R, (3 mo. LIBOR US + 1.60%), 1.82%, 07/28/28(a)(b)		1,000	996,190
Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 8.50%), 8.72%, 07/20/32(a)(b)		61	54,694
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A4, (1 mo. LIBOR US + 0.25%), 0.40%, 10/25/36(a)		1,925	1,672,950

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.16%), 0.31%, 10/25/36(a)	USD	62	$ 59,681
Series 2007-FRE1, Class A3, (1 mo. LIBOR US + 0.26%), 0.41%, 02/25/37(a)		2,200	2,068,768
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(b)		7,410	7,817,873
CBAM Ltd.
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 1.47%, 07/20/30(a)(b)		1,500	1,500,905
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.23%), 1.45%, 10/17/29(a)(b)		2,500	2,497,561
Series 2017-3A, Class B1, (3 mo. LIBOR US + 1.70%), 1.92%, 10/17/29(a)(b)		500	492,589
Series 2018-6A, Class B1R, (3 mo. LIBOR US + 2.10%), 2.34%, 01/15/31(a)(b)		1,000	998,743
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.98%), 1.20%, 04/20/31(a)(b)		900	896,920
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.10%), 1.32%, 07/17/31(a)(b)		1,750	1,746,736
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (3 mo. LIBOR US + 1.09%), 1.31%, 10/20/28(a)(b)		500	499,036
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.25%), 1.47%, 10/17/30(a)(b)		2,750	2,759,379
Cent CLO Ltd., Series 2015-24A, Class A1R, (3 mo. LIBOR US + 1.07%), 1.31%, 10/15/26(a)(b)		1,854	1,849,532
CIFC Funding Ltd.
Series 2013-2A, Class A1LR, (3 mo. LIBOR US + 1.21%), 1.43%, 10/18/30(a)(b)		1,350	1,349,997
Series 2014-3A, Class A1R2, (3 mo. LIBOR US + 1.20%), 1.42%, 10/22/31(a)(b)		3,500	3,489,041
Series 2014-5A, Class A1R2, (3 mo. LIBOR US + 1.20%), 1.42%, 10/17/31(a)(b)		2,000	1,994,119
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 1.22%, 04/18/31(a)(b)		710	702,604
Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2, (1 mo. LIBOR US + 0.33%), 0.48%, 01/20/25(a)		8,000	8,037,815
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.27%), 0.42%, 05/25/37(a)		15	11,764
Series 2007-WFH2, Class M3, (1 mo. LIBOR US + 0.47%), 0.62%, 03/25/37(a)		5,000	4,600,130
Series 2007-WFH4, Class M3A, (1 mo. LIBOR US + 2.50%), 2.65%, 07/25/37(a)		1,000	1,027,724
Clear Creek CLO
Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 3.17%, 10/20/30(a)(b)		330	322,043
Series 2015-1A, Class ER, (3 mo. LIBOR US + 6.30%), 6.52%, 10/20/30(a)(b)		1,000	933,370
Conseco Finance Corp.
Series 1996-10, Class B1, 7.24%, 11/15/28(a)		59	59,634
Series 1998-4, Class M1, 6.83%, 04/01/30(a)		1,171	1,138,828
Series 1998-8, Class M1, 6.98%, 09/01/30(a)		1,036	966,462
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(a)		2,399	822,799
Series 2000-4, Class A6, 8.31%, 05/01/32(a)		2,419	778,693
Security		Par (000)	Value
Asset-Backed Securities (continued)
Countrywide Asset-Backed Certificates
Series 2005-16, Class 1AF, 4.61%, 04/25/36(a)	USD	1,558	$ 1,555,850
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.16%), 0.31%, 09/25/46(a)		9	8,576
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.27%), 0.43%, 03/15/34(a)		32	30,803
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A, 3.33%, 02/15/28(b)		3,950	4,023,278
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.18%, 12/25/36(d)		19	19,306
Series 2006-MH1, Class B1, 6.25%, 10/25/36(b)(d)		2,900	3,021,845
Series 2006-SL1, Class A3, (1 mo. LIBOR US + 0.44%), 0.59%, 09/25/36(a)(b)		6,058	548,413
CWHEQ Revolving Home Equity Loan Resuritization Trust
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.30%), 0.46%, 12/15/33(a)(b)		27	24,267
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.19%), 0.35%, 05/15/35(a)(b)(c)		7	6,531
CWHEQ Revolving Home Equity Loan Trust
Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.18%), 0.34%, 05/15/36(a)		1,927	1,868,436
Series 2006-G, Class 2A, (1 mo. LIBOR US + 0.15%), 0.31%, 10/15/36(a)		257	241,131
Deer Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.18%), 1.40%, 10/20/30(a)(b)		1,000	997,718
Dorchester Park CLO DAC
Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.45%), 1.67%, 04/20/28(a)(b)		1,500	1,479,192
Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.75%), 1.97%, 04/20/28(a)(b)		500	495,639
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3 mo. LIBOR US + 1.10%), 1.34%, 01/15/31(a)(b)		1,250	1,241,372
Dryden 49 Senior Loan Fund, Series 2017-49A, Class A, (3 mo. LIBOR US + 1.21%), 1.43%, 07/18/30(a)(b)		1,000	998,528
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 1.36%, 01/15/31(a)(b)		2,000	1,992,029
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, (3 mo. LIBOR US + 0.90%), 1.14%, 10/15/27(a)(b)		210	209,110
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.20%), 1.42%, 08/15/30(a)(b)		1,247	1,241,595
Eaton Vance CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.45%), 1.69%, 10/15/30(a)(b)		250	249,244
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(a)(b)		1,780	1,893,904
Elm CLO Ltd., Series 2014-1A, Class ARR, (3 mo. LIBOR US + 1.17%), 1.39%, 01/17/29(a)(b)		5,000	4,999,092
Elmwood CLO II Ltd., Series 2019-2A, Class A, (3 mo. LIBOR US + 1.45%), 1.67%, 04/20/31(a)(b)		250	250,276

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Elmwood CLO III Ltd., Series 2019-3A, Class A1, (3 mo. LIBOR US + 1.37%), 1.61%, 10/15/32(a)(b)	USD	250	$ 250,498
Elmwood CLO IV Ltd., Series 2020-1A, Class A, (3 mo. LIBOR US + 1.24%), 1.48%, 04/15/33(a)(b)(c)		500	499,450
FBR Securitization Trust, Series 2005-5, Class M2, (1 mo. LIBOR US + 0.71%), 0.85%, 11/25/35(a)		3,000	2,906,608
First Franklin Mortgage Loan Trust
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.14%), 0.29%, 12/25/36(a)		569	335,894
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.15%), 0.30%, 12/25/36(a)		2,515	2,315,213
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.28%), 0.43%, 02/25/37(a)		2,319	1,835,975
Galaxy XXIII CLO Ltd., Series 2017-23A, Class A, (3 mo. LIBOR US + 1.28%), 1.50%, 04/24/29(a)(b)		4,000	4,005,768
Galaxy XXIX CLO Ltd., Series 2018-29A, Class C, (3 mo. LIBOR US + 1.68%), 1.90%, 11/15/26(a)(b)		2,150	2,125,381
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, (1 mo. LIBOR US + 0.50%), 0.65%, 12/25/35(a)		12	11,672
GMACM Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR US + 0.32%), 0.46%, 11/25/36(a)		96	122,422
GoldenTree Loan Opportunities IX Ltd.
Series 2014-9A, Class AR2, (3 mo. LIBOR US + 1.11%), 1.32%, 10/29/29(a)(b)		500	499,521
Series 2014-9A, Class ER2, (3 mo. LIBOR US + 5.66%), 5.87%, 10/29/29(a)(b)		750	712,548
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.70%), 0.85%, 12/25/35(a)		283	117,757
Series 2006-4, Class 1A1, 3.24%, 03/25/36(a)		999	796,804
Series 2007-2, Class AF3, 5.92%, 03/25/37(a)		27	7,400
GSAMP Trust
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.20%), 0.35%, 01/25/47(a)		13	8,611
Series 2007-HS1, Class M5, (1 mo. LIBOR US + 2.25%), 2.40%, 02/25/47(a)		3,566	3,671,973
Series 2007-HS1, Class M7, (1 mo. LIBOR US + 2.25%), 2.40%, 02/25/47(a)		3,000	2,929,318
Halcyon Loan Advisors Funding Ltd.
Series 2014-3A, Class B1R, (3 mo. LIBOR US + 1.70%), 1.92%, 10/22/25(a)(b)		1,600	1,596,339
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.08%), 1.30%, 07/25/27(a)(b)		113	113,130
Highbridge Loan Management Ltd., Series 12A-18, Class D, (3 mo. LIBOR US + 5.15%), 5.37%, 07/18/31(a)(b)		1,120	996,607
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1 mo. LIBOR US + 2.03%), 2.17%, 07/25/34(a)		26	26,436
HPS Loan Management Ltd.
Series 10A-16, Class A1R, (3 mo. LIBOR US + 1.14%), 1.36%, 01/20/28(a)(b)		4,963	4,958,084
Series 10A-16, Class C, (3 mo. LIBOR US + 3.65%), 3.87%, 01/20/28(a)(b)		500	489,576
Security		Par (000)	Value
Asset-Backed Securities (continued)
ICG U.S. CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 1.14%), 1.36%, 10/19/28(a)(b)	USD	1,150	$ 1,148,864
Invitation Homes Trust, Series 2018-SFR3, Class E, (1 mo. LIBOR US + 2.00%), 2.15%, 07/17/37(a)(b)		1,517	1,514,181
Jamestown CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.34%), 1.58%, 04/15/33(a)(b)		1,750	1,743,518
JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M7, (1 mo. LIBOR US + 0.80%), 0.95%, 07/25/36(a)		3,498	3,269,082
Kayne CLO 8 Ltd., Series 2020-8A, Class A1, (3 mo. LIBOR US + 1.70%), 1.94%, 07/15/31(a)(b)		250	250,616
Kayne CLO II Ltd., Series 2018-2A, Class A, (3 mo. LIBOR US + 1.24%), 1.48%, 10/15/31(a)(b)		1,250	1,249,491
KKR CLO 23 Ltd., Series 23, Class E, (3 mo. LIBOR US + 6.00%), 6.22%, 10/20/31(a)(b)		500	482,043
KVK CLO Ltd., Series 2018-1A, Class A, (3 mo. LIBOR US + 0.93%), 1.15%, 05/20/29(a)(b)		430	429,234
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 1.29%, 01/20/31(a)(b)		2,000	1,995,039
LCM XXI LP, Series 21A, Class AR, (3 mo. LIBOR US + 0.88%), 1.10%, 04/20/28(a)(b)		500	499,290
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(b)(c)		2,586	2,593,302
Series 2019-SL2, Class B, 0.00%, 02/25/59(b)(c)		594	96,236
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(b)(c)		600	573,000
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33		817	726,158
Lending Funding Trust, Series 2020-2A, Class A, 2.32%, 04/21/31(b)		4,680	4,739,946
Lendmark Funding Trust
Series 2018-2A, Class A, 4.23%, 04/20/27(b)		3,000	3,084,649
Series 2019-2A, Class A, 2.78%, 04/20/28(b)		3,720	3,820,147
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (1 mo. LIBOR US + 1.13%), 1.29%, 05/15/28(a)(b)		1,308	1,306,809
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(b)		1,302	1,348,070
Series 2021-1GS, Class A, 2.29%, 01/20/48(b)		3,990	3,989,792
Long Beach Mortgage Loan Trust
Series 2006-2, Class 1A, (1 mo. LIBOR US + 0.36%), 0.51%, 03/25/46(a)		912	773,323
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.15%), 0.30%, 06/25/36(a)		3,748	2,281,729
Series 2006-7, Class 1A, (1 mo. LIBOR US + 0.16%), 0.30%, 08/25/36(a)		4,714	3,103,519
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.31%, 08/25/36(a)		6,817	3,663,795
Series 2006-7, Class 2A4, (1 mo. LIBOR US + 0.24%), 0.39%, 08/25/36(a)		1,573	860,766
Series 2006-9, Class 2A2, (1 mo. LIBOR US + 0.11%), 0.26%, 10/25/36(a)		6,922	3,048,035
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.31%, 10/25/36(a)		2,309	1,031,374
Series 2006-WL3, Class 2A4, (1 mo. LIBOR US + 0.60%), 0.75%, 01/25/36(a)		4,554	4,054,984

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding X Ltd.
Series 2012-10A, Class CR2, (3 mo. LIBOR US + 2.35%), 2.57%, 01/20/29(a)(b)	USD	1,000	$ 994,848
Series 2012-10A, Class ER2, (3 mo. LIBOR US + 6.40%), 6.62%, 01/20/29(a)(b)		500	486,553
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.95%), 1.17%, 04/19/30(a)(b)		940	939,070
Madison Park Funding XIX Ltd., Series 2015-19A, Class A1R2, (3 mo. LIBOR US + 0.92%), 1.14%, 01/22/28(a)(b)		330	329,686
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, (3 mo. LIBOR US + 3.45%), 3.67%, 01/27/26(a)(b)		1,000	996,292
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (3 mo. LIBOR US + 1.19%), 1.40%, 10/21/30(a)(b)		1,750	1,743,930
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.20%), 1.41%, 07/29/30(a)(b)		2,500	2,499,536
Madison Park Funding XXX Ltd.
Series 2018-30A, Class E, (3 mo. LIBOR US + 4.95%), 5.19%, 04/15/29(a)(b)		1,000	832,023
Series 2018-30X, Class E, (3 mo. LIBOR US + 4.95%), 5.19%, 04/15/29(a)		250	208,006
Mariner Finance Issuance Trust, Series 2019-AA, Class A, 2.96%, 07/20/32(b)		5,000	5,111,313
MASTR Asset-Backed Securities Trust
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.52%), 0.67%, 06/25/36(a)(b)		359	330,282
Series 2006-WMC2, Class A4, (1 mo. LIBOR US + 0.30%), 0.45%, 04/25/36(a)		3,868	1,436,773
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.28%), 0.43%, 05/25/37(a)		83	64,765
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.26%), 0.41%, 06/25/46(a)(b)		25	23,504
MERIT Securities Corp., Series 13, Class M2, 7.33%, 12/28/33(d)		1,205	1,062,645
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.24%), 0.39%, 05/25/37(a)		2,191	1,642,758
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.26%), 0.41%, 08/25/37(a)		1,719	1,211,832
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.97%), 1.18%, 04/21/31(a)(b)		1,235	1,215,957
Mill City Solar Loan Ltd.
Series 2019-1A, Class A, 4.34%, 03/20/43(b)		1,740	1,843,388
Series 2019-2GS, Class A, 3.69%, 07/20/43(b)		2,904	3,058,718
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC1, Class A2D, (1 mo. LIBOR US + 0.22%), 0.37%, 11/25/36(a)		6,382	3,968,439
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(b)		1,813	1,952,127
Series 2019-1A, Class A, 4.37%, 12/21/43(b)		2,915	3,133,436
Series 2019-2A, Class A, 2.88%, 09/20/40(b)		419	446,230
Series 2020-2A, Class B, 2.21%, 08/20/46(b)		2,640	2,618,617
Mountain Hawk II CLO Ltd., Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.60%), 1.82%, 07/20/24(a)(b)		270	269,638
Security		Par (000)	Value
Asset-Backed Securities (continued)
MP CLO VII Ltd., Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.08%), 1.30%, 10/18/28(a)(b)	USD	1,150	$ 1,136,056
Navient Private Education Loan Trust, Series 2020-IA, Class B, 2.95%, 04/15/69(b)		1,880	1,881,062
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A, 4.00%, 12/15/59(b)		1,863	1,975,058
Series 2019-D, Class A2A, 3.01%, 12/15/59(b)		5,000	5,229,031
Series 2020-CA, Class A2B, (1 mo. LIBOR US + 1.60%), 1.76%, 11/15/68(a)(b)		4,100	4,195,503
Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, 12/15/59(b)(c)		2,590	2,718,982
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class AR, (3 mo. LIBOR US + 0.80%), 1.04%, 01/15/28(a)(b)		468	466,974
Series 2015-20A, Class DR, (3 mo. LIBOR US + 2.40%), 2.64%, 01/15/28(a)(b)		1,000	973,850
Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.00%), 5.24%, 01/15/28(a)(b)		750	703,389
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class A, (3 mo. LIBOR US + 1.17%), 1.39%, 10/18/30(a)(b)		1,050	1,045,703
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.40%), 0.55%, 10/25/36(a)(b)		446	437,365
NovaStar Mortgage Funding Trust, Series 2006-5, Class A2D, (1 mo. LIBOR US + 0.24%), 0.39%, 11/25/36(a)		4,562	2,068,175
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(a)		34	24,004
Series 2002-A, Class M1, 7.76%, 03/15/32(a)		2,141	2,152,866
Series 2002-C, Class M1, 6.89%, 11/15/32(a)		2,472	2,201,113
OCP CLO Ltd.
Series 2016-12A, Class A1R, (3 mo. LIBOR US + 1.12%), 1.34%, 10/18/28(a)(b)		2,915	2,906,305
Series 2016-12A, Class CR, (3 mo. LIBOR US + 3.00%), 3.22%, 10/18/28(a)(b)		1,000	978,573
Series 2017-13A, Class A1A, (3 mo. LIBOR US + 1.26%), 1.50%, 07/15/30(a)(b)		1,250	1,249,997
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.96%), 1.19%, 04/16/31(a)(b)		2,000	1,990,041
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.20%), 6.42%, 03/17/30(a)(b)		540	517,057
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.18%), 1.42%, 07/15/29(a)(b)		250	249,262
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.19%), 1.41%, 01/20/31(a)(b)		500	498,035
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.00%), 1.22%, 01/25/31(a)(b)		750	745,405
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.85%), 2.09%, 07/15/27(a)(b)		1,000	979,788
OHA Credit Funding 5 Ltd., Series 2020-5A, Class A2A, (3 mo. LIBOR US + 1.45%), 1.67%, 04/18/33(a)(b)		300	298,693

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OHA Credit Funding 7 Ltd., Series 2020-7A, Class A, (3 mo. LIBOR US + 1.25%), 1.48%, 10/19/32(a)(b)	USD	250	$ 250,211
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (3 mo. LIBOR US + 7.15%), 7.36%, 01/21/30(a)(b)		1,000	1,000,317
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.04%), 1.25%, 05/23/31(a)(b)		770	762,071
OneMain Financial Issuance Trust
Series 2019-1A, Class B, 3.79%, 02/14/31(b)		2,000	2,056,443
Series 2019-2A, Class A, 3.14%, 10/14/36(b)		4,770	5,151,019
Option One Mortgage Loan Trust
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(d)		4,190	4,128,275
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(d)		3,472	3,425,955
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1 mo. LIBOR US + 1.20%), 1.36%, 10/15/37(a)(b)(c)		2,833	2,776,229
OZLM Funding III Ltd., Series 2013-3A, Class BRR, (3 mo. LIBOR US + 2.70%), 2.92%, 01/22/29(a)(b)		1,070	1,064,269
OZLM Funding IV Ltd.
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.25%), 1.47%, 10/22/30(a)(b)		491	489,386
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.70%), 1.92%, 10/22/30(a)(b)		500	496,224
OZLM Funding Ltd., Series 2012-1A, Class A1R2, (3 mo. LIBOR US + 1.23%), 1.45%, 07/22/29(a)(b)		494	493,711
OZLM VIII Ltd., Series 2014-8A, Class BRR, (3 mo. LIBOR US + 2.20%), 2.42%, 10/17/29(a)(b)		500	489,931
OZLM XIV Ltd.
Series 2015-14A, Class A1AR, (3 mo. LIBOR US + 1.16%), 1.40%, 01/15/29(a)(b)		1,500	1,495,317
Series 2015-14A, Class A2AR, (3 mo. LIBOR US + 1.70%), 1.94%, 01/15/29(a)(b)		4,000	3,954,238
Series 2015-14A, Class B1R, (3 mo. LIBOR US + 2.10%), 2.34%, 01/15/29(a)(b)		1,500	1,452,735
Series 2015-14A, Class CR, (3 mo. LIBOR US + 3.00%), 3.24%, 01/15/29(a)(b)		1,000	969,708
OZLM XX Ltd., Series 2018-20A, Class D, (3 mo. LIBOR US + 5.80%), 6.02%, 04/20/31(a)(b)		1,000	856,416
Palmer Square CLO Ltd.
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.13%), 1.35%, 01/17/31(a)(b)		1,000	994,264
Series 2014-1A, Class CR2, (3 mo. LIBOR US + 2.65%), 2.87%, 01/17/31(a)(b)		400	392,014
Series 2015-1A, Class A1R3, (3 mo. LIBOR US + 1.00%), 0.00%, 05/21/29(a)(b)		660	660,000
Series 2015-1A, Class A2R3, (3 mo. LIBOR US + 1.40%), 0.00%, 05/21/29(a)(b)		260	260,000
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 2.97%, 07/20/30(a)(b)		750	737,788
Series 2015-2A, Class DR2, (3 mo. LIBOR US + 5.75%), 5.97%, 07/20/30(a)(b)		500	488,757
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.60%), 5.83%, 07/16/31(a)(b)		500	483,252
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd.
Series 2018-4A, Class A1, (3 mo. LIBOR US + 0.90%), 1.12%, 11/15/26(a)(b)	USD	134	$ 133,871
Series 2018-4A, Class B, (3 mo. LIBOR US + 1.90%), 2.12%, 11/15/26(a)(b)		1,000	988,498
Parallel Ltd.
Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.85%), 1.07%, 07/20/27(a)(b)		527	524,540
Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.75%), 1.97%, 07/20/27(a)(b)		1,000	966,916
Park Avenue Institutional Advisers CLO Ltd.
Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.85%), 6.06%, 08/23/31(a)(b)		1,500	1,319,992
Series 2017-1A, Class D, (3 mo. LIBOR US + 6.22%), 6.44%, 11/14/29(a)(b)		2,250	2,174,718
Pikes Peak Clo 2, Series 2018-2A, Class A, (3 mo. LIBOR US + 1.29%), 1.51%, 01/18/32(a)(b)		250	251,435
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class M1, (1 mo. LIBOR US + 0.54%), 0.69%, 05/25/36(a)		7,000	6,591,327
Progress Residential Trust
Series 2017-SFR1, Class A, 2.77%, 08/17/34(b)		1,431	1,448,011
Series 2018-SFR3, Class E, 4.87%, 10/17/35(b)		5,000	5,117,254
Series 2019-SFR3, Class E, 3.37%, 09/17/36(b)		3,000	3,064,545
Series 2019-SFR3, Class F, 3.87%, 09/17/36(b)		1,000	1,016,684
Series 2019-SFR4, Class E, 3.44%, 10/17/36(b)		3,000	3,072,318
Series 2019-SFR4, Class F, 3.68%, 10/17/36(b)		2,500	2,549,096
Regatta VI Funding Ltd.
Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.08%), 1.30%, 07/20/28(a)(b)		309	307,967
Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.70%), 2.92%, 07/20/28(a)(b)		250	240,270
Series 2016-1A, Class ER, (3 mo. LIBOR US + 5.00%), 5.22%, 07/20/28(a)(b)		500	478,082
Regional Management Issuance Trust
Series 2019-1, Class A, 3.05%, 11/15/28(b)		3,960	4,014,591
Series 2020-1, Class A, 2.34%, 10/15/30(b)		720	726,222
Series 2020-1, Class B, 3.23%, 10/15/30(b)		320	327,525
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF4, 5.14%, 11/25/35(d)		2,163	2,270,938
Republic FInance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27(b)		4,050	4,113,025
Riserva CLO Ltd., Series 2016-3A, Class AR, (3 mo. LIBOR US + 1.14%), 1.36%, 10/18/28(a)(b)		1,100	1,099,782
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.03%), 1.27%, 04/15/29(a)(b)		1,500	1,491,094
Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.89%, 04/15/29(a)(b)		1,000	957,323
Series 2017-1A, Class E, (3 mo. LIBOR US + 5.40%), 5.64%, 04/15/29(a)(b)		2,350	2,131,020
Series 2017-2A, Class BR, (3 mo. LIBOR US + 1.50%), 1.74%, 10/15/29(a)(b)		1,250	1,223,188
Series 2017-2A, Class CR, (3 mo. LIBOR US + 1.90%), 2.14%, 10/15/29(a)(b)		1,000	965,762
Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 3.09%, 10/15/29(a)(b)		1,000	985,806
Series 2017-2A, Class ER, (3 mo. LIBOR US + 6.25%), 6.49%, 10/15/29(a)(b)		1,000	977,821
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 1.41%, 10/20/30(a)(b)		2,144	2,143,774

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
Series 2017-3A, Class E, (3 mo. LIBOR US + 5.75%), 5.97%, 10/20/30(a)(b)	USD	2,250	$ 2,071,349
Series 2018-2A, Class E, (3 mo. LIBOR US + 6.00%), 6.22%, 10/20/31(a)(b)		1,000	929,909
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 1.25%, 04/20/31(a)(b)		1,237	1,227,236
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 1.33%, 01/15/30(a)(b)		1,250	1,243,907
Santander Drive Auto Receivables Trust, Series 2020-2, Class A2A, 0.62%, 05/15/23		9,847	9,854,754
Seneca Park CLO Ltd., Series 2014-1A, Class D, (3 mo. LIBOR US + 3.50%), 3.72%, 07/17/26(a)(b)		250	249,444
SESAC Finance LLC, Series 2019-1, Class A2, 5.22%, 07/25/49(b)		2,123	2,249,324
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3 mo. LIBOR US + 1.12%), 1.36%, 07/15/30(a)(b)		995	987,156
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.24%), 1.46%, 07/20/30(a)(b)		1,500	1,499,088
SLM Private Credit Student Loan Trust
Series 2005-A, Class A4, (3 mo. LIBOR US + 0.31%), 0.53%, 12/15/38(a)		2,107	2,034,031
Series 2005-B, Class A4, (3 mo. LIBOR US + 0.33%), 0.55%, 06/15/39(a)		1,519	1,452,865
Series 2005-B, Class B, (3 mo. LIBOR US + 0.40%), 0.62%, 06/15/39(a)		1,379	1,365,771
Series 2006-BW, Class A5, (3 mo. LIBOR US + 0.20%), 0.42%, 12/15/39(a)		2,632	2,531,670
SLM Private Education Loan Trust
Series 2010-C, Class A5, (1 mo. LIBOR US + 4.75%), 4.91%, 10/15/41(a)(b)		3,490	3,804,972
Series 2014-A, Class B, 3.50%, 11/15/44(b)		2,405	2,434,062
SMB Private Education Loan Trust
Series 2015-C, Class B, 3.50%, 09/15/43(b)		2,365	2,477,158
Series 2016-B, Class A2A, 2.43%, 02/17/32(b)		2,409	2,476,736
Series 2017-A, Class A2B, (1 mo. LIBOR US + 0.90%), 1.06%, 09/15/34(a)(b)		3,081	3,092,218
Series 2017-B, Class A2A, 2.82%, 10/15/35(b)		1,525	1,581,701
Series 2017-B, Class A2B, (1 mo. LIBOR US + 0.75%), 0.91%, 10/15/35(a)(b)		2,504	2,503,870
Series 2018-A, Class A2B, (1 mo. LIBOR US + 0.80%), 0.96%, 02/15/36(a)(b)		4,590	4,593,752
Series 2019-B, Class A2A, 2.84%, 06/15/37(b)		5,000	5,279,737
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX, 3.09%, 08/17/48(b)		1,160	1,198,624
Sound Point CLO XIV Ltd., Series 2016-3A, Class AR, (3 mo. LIBOR US + 1.15%), 1.36%, 01/23/29(a)(b)		3,250	3,246,891
Sound Point CLO XV Ltd., Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.36%, 01/23/29(a)(b)		3,925	3,921,226
Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.28%), 0.00%, 01/25/32(a)(b)		1,000	1,000,000
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.80%), 0.94%, 01/25/35(a)		119	113,085
Security		Par (000)	Value
Asset-Backed Securities (continued)
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 09/25/37(b)	USD	3,216	$ 3,239,071
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 1.49%, 10/15/30(a)(b)		250	248,217
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC2, Class A1, (1 mo. LIBOR US + 0.16%), 0.30%, 09/25/36(a)		2,480	1,968,356
Series 2007-GEL1, Class A3, (1 mo. LIBOR US + 0.60%), 0.75%, 01/25/37(a)(b)		1,600	1,172,599
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 06/30/54(b)		2,185	2,301,572
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3 mo. LIBOR US + 0.96%), 1.19%, 04/16/31(a)(b)		500	497,609
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.88%), 1.12%, 04/15/28(a)(b)		949	944,434
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.20%), 1.42%, 11/18/30(a)(b)		1,000	996,025
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, (3 mo. LIBOR US + 3.40%), 3.62%, 10/20/26(a)(b)		1,000	998,454
THL Credit Wind River CLO Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.05%), 1.29%, 07/15/28(a)(b)		1,836	1,829,730
TICP CLO VI Ltd.
Series 2016-6A, Class AR, (3 mo. LIBOR US + 1.20%), 1.44%, 01/15/29(a)(b)		4,000	4,000,006
Series 2016-6A, Class ER, (3 mo. LIBOR US + 6.40%), 6.64%, 01/15/29(a)(b)		500	500,004
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.29%, 04/15/33(a)(b)		600	573,244
TICP CLO XII Ltd., Series 2018-12A, Class A, (3 mo. LIBOR US + 1.11%), 1.35%, 01/15/31(a)(b)		250	248,921
TICP CLO XIV Ltd., Series 2019-14A, Class A1A, (3 mo. LIBOR US + 1.34%), 1.56%, 10/20/32(a)(b)		400	400,198
TICP CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.28%), 1.50%, 04/20/33(a)(b)		750	750,408
Towd Point Mortgage Trust
Series 2019-HY2, Class A1, (1 mo. LIBOR US + 1.00%), 1.15%, 05/25/58(a)(b)		2,677	2,694,799
Series 2019-SJ2, Class A2, 4.25%, 11/25/58(a)(b)		5,000	5,098,218
TRESTLES CLO Ltd., Series 2017-1A, Class A1A, (3 mo. LIBOR US + 1.29%), 1.51%, 07/25/29(a)(b)		650	648,456
Tricon American Homes Trust
Series 2017-SFR1, Class F, 5.15%, 09/17/34(b)		4,781	4,879,711
Series 2018-SFR1, Class E, 4.56%, 05/17/37(b)		2,000	2,128,591
Series 2019-SFR1, Class E, 3.40%, 03/17/38(b)		2,000	2,060,867
Trinitas CLO II Ltd., Series 2014-2A, Class A1R, (3 mo. LIBOR US + 1.18%), 1.42%, 07/15/26(a)(b)		80	80,150

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Venture 39 CLO Ltd., Series 2020-39A, Class A1, (3 mo. LIBOR US + 1.28%), 1.52%, 04/15/33(a)(b)	USD	340	$ 339,150
Vericrest Opportunity Loan Trust, Series 2019-NPL2, Class A1, 3.97%, 02/25/49(b)(d)		2,020	2,024,764
Vibrant CLO VII Ltd., Series 2017-7A, Class A1, (3 mo. LIBOR US + 1.27%), 1.49%, 09/15/30(a)(b)		1,000	996,542
Voya CLO Ltd.
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 0.97%), 1.19%, 04/25/31(a)(b)		1,000	992,582
Series 2013-3A, Class A1RR, (3 mo. LIBOR US + 1.15%), 1.37%, 10/18/31(a)(b)		249	248,273
Series 2014-3A, Class A1R, (3 mo. LIBOR US + 0.72%), 0.94%, 07/25/26(a)(b)		167	166,414
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.97%), 1.18%, 07/23/27(a)(b)		966	964,634
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 1.37%, 10/15/30(a)(b)		1,000	998,007
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE3, Class 1A, (1 mo. LIBOR US + 0.16%), 0.30%, 08/25/36(a)		11,565	10,811,802
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.18%), 0.33%, 09/25/36(a)		249	112,010
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.16%), 0.30%, 10/25/36(a)		91	75,325
Wellfleet CLO Ltd.
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 1.15%), 1.36%, 04/20/29(a)(b)		1,492	1,485,888
Series 2017-3A, Class A1, (3 mo. LIBOR US + 1.15%), 1.37%, 01/17/31(a)(b)		1,525	1,516,112
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 3.47%, 07/20/28(a)(b)		500	497,599
York CLO-2 Ltd.
Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.37%, 01/22/31(a)(b)		1,220	1,215,176
Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.65%), 5.87%, 01/22/31(a)(b)		1,000	942,998
York CLO-3 Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.25%), 1.47%, 10/20/29(a)(b)		1,000	999,998
Total Asset-Backed Securities — 46.4% (Cost: $671,997,766)			664,673,816
Corporate Bonds
Banks — 0.0%
Washington Mutual Escrow Bonds
0.00%, (c)(e)(f)(g)		500	—
0.00%, (c)(e)(f)(g)		250	—
			—
Insurance — 0.0%
Ambac Assurance Corp., 5.10%(b)(g)		58	79,974
Ambac LSNI LLC, (3 mo. LIBOR US + 5.00%), 6.00%, 02/12/23(a)(b)		211	210,164
			290,138
Total Corporate Bonds — 0.0% (Cost: $286,696)			290,138
Security		Par (000)	Value
Floating Rate Loan Interests(a)
Distributors — 0.8%
Amazon Logistics, Term Loan, (1 mo. LIBOR US + 2.95%, 0.25% Floor), 3.20%, 10/09/23	USD	11,113	$ 11,113,298
Diversified Financial Services — 0.2%
RNTR-1 LLC (AKA Seer Sylvan), Initial Term Loan, (1 mo. LIBOR US + 2.38%, 0.25% Floor), 2.63%, 12/20/21(c)		3,773	3,733,118
Thrifts & Mortgage Finance — 0.2%
Caliber Home Loans, Inc.
Term Loan, (3 mo. LIBOR US + 3.00%, 0.00% Floor), 3.15%, 04/24/21(c)		1,321	1,315,520
Term Loan, (3 mo. LIBOR US + 3.25%, 0.00% Floor), 3.40%, 04/24/21(c)		1,356	1,350,138
			2,665,658
Total Floating Rate Loan Interests — 1.2% (Cost: $17,561,078)			17,512,074
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 9.1%
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.21%), 0.36%, 10/25/46(a)		116	77,226
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.92%), 1.53%, 11/25/46(a)		1,035	439,848
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.70%), 1.31%, 02/25/47(a)		38	21,677
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class A1, 3.63%, 03/25/49(a)(b)		2,215	2,265,647
APS Resecuritization Trust
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.85%), 3.00%, 09/27/46(a)(b)		352	350,612
Series 2016-3, Class 4A, (1 mo. LIBOR US + 2.60%), 2.75%, 04/27/47(a)(b)		57	56,624
ARI Investments LLC, Series 2017-1, Class A, 4.61%, 01/06/25(c)		554	545,821
Banc of America Alternative Loan Trust, Series 2006-4, Class 3CB1, (1 mo. LIBOR US + 0.80%), 0.95%, 05/25/46(a)		783	591,592
Banc of America Funding Trust
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(b)		341	85,230
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(b)		428	409,456
Banc of America Mortgage Trust, Series 2007-4, Class 1A1, 6.25%, 12/28/37		1,713	1,685,323
BCAP LLC Trust, Series 2011-RR4, Class 3A6, 3.29%, 07/26/36(a)(b)		2,452	2,407,181
Bear Stearns Asset Backed Securities I Trust, Series 2006-AC1, Class 1A2, 6.25%, 02/25/36(d)		207	178,375
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.28%), 0.43%, 08/25/36(a)		1,042	1,025,409
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.17%), 0.32%, 03/25/37(a)		288	262,592
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.21%), 0.36%, 06/25/37(a)		27	25,389
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		10,624	6,948,182

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37	USD	2,734	$ 2,469,463
Series 2008-2, Class 1A1, 6.50%, 06/25/38		423	373,790
Citigroup Mortgage Loan Trust, Series 2019-RP1, Class A1, 3.50%, 01/25/66(a)(b)		3,254	3,484,943
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A5, 6.00%, 03/25/37		2,673	2,702,439
Countrywide Alternative Loan Trust
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.35%), 0.50%, 06/25/35(a)		1,391	1,102,525
Series 2005-51, Class 3A3A, (1 mo. LIBOR US + 0.64%), 0.78%, 11/20/35(a)		637	581,021
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.60%), 0.75%, 01/25/36(a)		485	449,072
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.00%), 1.61%, 02/25/36(a)		608	563,538
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		853	620,367
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.23%), 0.38%, 11/25/36(a)		160	148,579
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.50%), 0.65%, 07/25/46(a)		2,144	1,941,763
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		1,408	901,764
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		207	133,795
Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.84%), 1.45%, 03/25/47(a)		283	240,685
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-J2, Class 2A4, (1 mo. LIBOR US + 1.40%), 1.55%, 08/25/35(a)		1,187	952,232
Series 2007-15, Class 2A2, 6.50%, 09/25/37		737	442,779
Series 2007-HYB1, Class 3A1, 3.22%, 03/25/37(a)		2,640	2,444,988
Credit Suisse Commercial Mortgage Trust
Series 2007-5, Class 1A11, 7.00%, 08/25/37(a)		2,152	1,739,953
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(b)		39	20,521
Series 2013-6, Class 2A3, 3.50%, 08/25/43(a)(b)		1,610	1,641,674
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.12%), 0.27%, 08/27/36(a)(b)		133	123,227
Series 2018-RPL8, Class A1, 4.13%, 07/25/58(a)(b)		3,389	3,401,970
Series 2019-JR1, Class A1, 4.10%, 09/27/66(a)(b)		2,793	2,809,687
Series 2019-RPL4, Class A1, 3.49%, 08/26/58(b)		3,530	3,540,266
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36(a)		23	22,777
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.00%), 2.61%, 03/25/36(a)		27	26,294
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ2, Class A4, 4.00%, 11/25/49(a)(b)		2,080	2,100,958
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF, (1 mo. LIBOR US + 0.35%), 0.50%, 03/25/35(a)(b)		76	68,804
Series 2005-RP3, Class 2A1, 3.70%, 09/25/35(a)(b)		4,505	4,326,990
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GSMPS Mortgage Loan Trust
Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.35%), 0.50%, 01/25/36(a)(b)	USD	60	$ 48,736
Series 2006-RP2, Class 2A1, 3.91%, 04/25/36(a)(b)		3,125	2,960,009
GSR Mortgage Loan Trust, Series 2006-AR2, Class 3A1, 3.14%, 04/25/36(a)		2,314	1,854,342
IndyMac Index Mortgage Loan Trust
Series 2007-AR19, Class 3A1, 3.18%, 09/25/37(a)		299	206,841
Series 2007-FLX5, Class 2A2, (1 mo. LIBOR US + 0.24%), 0.39%, 08/25/37(a)		4,349	3,972,681
JPMorgan Alternative Loan Trust, Series 2006-S2, Class A5, 6.88%, 05/25/36(d)		4,282	4,016,221
JPMorgan Mortgage Trust
Series 2005-A4, Class B1, 2.93%, 07/25/35(a)		442	442,899
Series 2020-5, Class B3, 3.73%, 12/25/50(a)(b)		3,966	4,108,092
Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.15%), 1.30%, 12/25/37(a)		44	43,924
LHOME Mortgage Trust, Series 2019-RTL2, Class A1, 3.84%, 03/25/24(b)		6,000	6,046,837
LSTAR Securities Investment Ltd., Series 2019-3, Class A1, (1 mo. LIBOR US + 1.50%), 1.64%, 04/01/24(a)(b)		3,476	3,446,234
LSTAR Securities Investment Trust, Series 2019-1, Class A1, (1 mo. LIBOR US + 1.70%), 1.86%, 03/01/24(a)(b)		2,089	2,096,405
MASTR Reperforming Loan Trust, Series 2006-2, Class 1A1, 4.32%, 05/25/36(a)(b)		1,502	1,381,243
MASTR Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/37(a)(b)		1,276	1,141,307
MCM Trust
Series 2018-NPL1, Class B, 0.00%, 05/28/58(b)		1,141	588,274
Series 2018-NPL2, Class A, 4.00%, 10/25/28(b)(c)(d)		147	147,057
Series 2018-NPL2, Class B, 0.00%, 10/25/28(b)		1,702	900,647
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.34%), 0.50%, 04/16/36(a)(b)		328	293,249
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(b)		2,643	2,845,981
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-2, Class A4, (1 mo. LIBOR US + 0.42%), 0.57%, 06/25/37(a)		819	671,929
NYMT Loan Trust, Series 2020-SP2, Class A1, 2.94%, 10/25/60(a)(b)		9,807	9,861,353
OBX Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/59(a)(b)		2,155	2,232,363
RALI Trust, Series 2006-QO10, Class A1, (1 mo. LIBOR US + 0.16%), 0.31%, 01/25/37(a)		2,926	2,709,368
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.34%), 0.49%, 06/25/35(a)(b)		119	111,347
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.40%), 0.55%, 09/25/35(a)(b)		804	700,233
Starwood Mortgage Residential Trust, Series 2020-INV1, Class M1, 2.50%, 11/25/55(b)		2,688	2,687,763
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.42%), 0.57%, 05/25/46(a)		46	39,988

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Structured Asset Securities Corp.
Series 2005-RF3, Class 1A, (1 mo. LIBOR US + 0.35%), 0.50%, 06/25/35(a)(b)	USD	1,063	$ 922,259
Series 2005-RF5, Class 2A, 3.75%, 07/25/35(a)(b)		3,056	2,983,780
Thornburg Mortgage Securities Trust, Series 2006-3, Class A1, 2.68%, 06/25/46(a)		1,585	1,334,025
Toorak Mortgage Corp. Ltd., Series 2019-2, Class A1, 3.72%, 09/25/22(d)		5,000	5,073,821
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36		290	291,747
Series 2006-4, Class 3A1, 6.50%, 05/25/36(d)		143	134,399
Series 2006-AR1, Class A1A, (1 mo. LIBOR US + 0.50%), 0.65%, 02/25/36(a)		1,690	1,411,257
Series 2007-HY1, Class A2A, (1 mo. LIBOR US + 0.16%), 0.31%, 02/25/37(a)		847	744,611
Series 2007-OA4, Class 2A, (Cost of Funds for the 11th District of San Francisco + 1.25%), 1.75%, 05/25/47(a)		3,137	2,842,545
Series 2007-OA5, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.75%), 1.36%, 06/25/47(a)		694	647,031
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR15, Class A1, 2.91%, 10/25/36(a)		1,784	1,692,833
			130,386,679
Commercial Mortgage-Backed Securities — 26.0%
245 Park Avenue Trust
Series 2017-245P, Class A, 3.51%, 06/05/37(b)		5,000	5,617,982
Series 2017-245P, Class C, 3.66%, 06/05/37(a)(b)		3,000	3,128,226
Series 2017-245P, Class E, 3.66%, 06/05/37(a)(b)		1,369	1,308,276
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, (1 mo. LIBOR US + 0.88%), 1.04%, 09/15/34(a)(b)		5,000	4,999,968
Series 2017-280P, Class E, (1 mo. LIBOR US + 2.12%), 2.28%, 09/15/34(a)(b)		1,705	1,645,142
Angel Oak SB Commercial Mortgage Trust, Series 2020-SBC1, Class A1, 1.93%, 05/25/50(a)(b)		14,847	14,866,389
AOA Mortgage Trust, Series 2015-1177, Class D, 3.01%, 12/13/29(a)(b)		1,849	1,840,230
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.10%), 2.26%, 04/15/35(a)(b)		644	588,424
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, (1 mo. LIBOR US + 1.05%), 1.21%, 09/15/32(a)(b)		2,000	1,974,924
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.60%, 04/14/33(a)(b)		1,294	1,333,303
Series 2016-ISQ, Class E, 3.61%, 08/14/34(a)(b)		200	190,644
Series 2017-SCH, Class AL, (1 mo. LIBOR US + 0.90%), 1.06%, 11/15/32(a)(b)		2,470	2,362,413
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 2.16%, 11/15/32(a)(b)		1,090	896,678
Bancorp Commercial Mortgage Trust
Series 2017-CRE2, Class AS, (1 mo. LIBOR US + 1.20%), 1.36%, 08/15/32(a)(b)		3,111	3,100,612
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bancorp Commercial Mortgage Trust
Series 2018-CRE4, Class A, (1 mo. LIBOR US + 0.90%), 1.06%, 09/15/35(a)(b)	USD	140	$ 139,193
BANK
Series 2019-BN22, Class A4, 2.98%, 11/15/62		3,000	3,348,301
Series 2020-BN28, Class A4, 1.84%, 03/15/63		4,200	4,297,026
Barclays Commercial Mortgage Trust, Series 2019-C3, Class D, 3.00%, 05/15/52(b)		3,014	2,573,669
Bayview Commercial Asset Trust
Series 2006-1A, Class A1, (1 mo. LIBOR US + 0.41%), 0.55%, 04/25/36(a)(b)		3,973	3,693,268
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.54%), 0.69%, 04/25/36(a)(b)		22	20,727
Series 2006-SP2, Class A, (1 mo. LIBOR US + 0.28%), 0.43%, 01/25/37(a)(b)		2,155	2,059,165
Series 2007-1, Class A2, (1 mo. LIBOR US + 0.27%), 0.42%, 03/25/37(a)(b)		10,463	9,710,404
Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.27%), 0.42%, 07/25/37(a)(b)		48	44,850
Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.45%), 0.60%, 09/25/37(a)(b)		3,832	3,571,992
Series 2007-5A, Class A3, (1 mo. LIBOR US + 1.00%), 1.15%, 10/25/37(a)(b)		785	782,623
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.50%), 1.65%, 12/25/37(a)(b)		4,500	4,309,168
BBCMS Mortgage Trust
Series 2018-CHRS, Class E, 4.27%, 08/05/38(a)(b)		1,000	691,795
Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.45%), 1.61%, 03/15/37(a)(b)		1,100	1,056,608
BBCMS Trust
Series 2015-SRCH, Class A1, 3.31%, 08/10/35(b)		475	500,904
Series 2019-CLP, Class D, (1 mo. LIBOR US + 1.73%), 1.89%, 12/15/31(a)(b)		296	294,335
Series 2019-CLP, Class E, (1 mo. LIBOR US + 2.11%), 2.27%, 12/15/31(a)(b)		534	497,976
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.21%, 02/11/41(a)		432	428,609
Benchmark Mortgage Trust
Series 2019-B10, Class 3CCA, 3.90%, 03/15/62(a)(b)		349	368,712
Series 2019-B15, Class A5, 2.93%, 12/15/72		4,747	5,267,785
Series 2019-B15, Class B, 3.56%, 12/15/72		1,921	2,133,844
Series 2020-B19, Class A5, 1.85%, 09/15/53		3,300	3,386,351
Series 2020-B21, Class A5, 1.98%, 12/17/53		2,790	2,883,395
BFLD Trust, Series 2020-EYP, Class E, (1 mo. LIBOR US + 3.70%), 3.86%, 10/15/35(a)(b)		2,000	2,002,640
BHMS, Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 1.41%, 07/15/35(a)(b)		2,460	2,392,162
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(b)		2,870	3,108,539
Series 2013-1515, Class C, 3.45%, 03/10/33(b)		250	263,932
BX Commercial Mortgage Trust
Series 2018-BIOA, Class E, (1 mo. LIBOR US + 1.95%), 2.11%, 03/15/37(a)(b)		2,000	2,001,373
Series 2018-IND, Class H, (1 mo. LIBOR US + 3.00%), 3.16%, 11/15/35(a)(b)		700	697,380
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.30%), 2.46%, 10/15/36(a)(b)		4,747	4,708,218

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 2.81%, 10/15/36(a)(b)	USD	7,167	$ 7,042,835
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.16%, 12/15/36(a)(b)		2,220	2,167,101
Series 2020-FOX, Class E, (1 mo. LIBOR US + 3.60%), 3.76%, 11/15/32(a)(b)		2,000	2,007,612
Series 2020-VIV2, Class C, 3.54%, 03/09/44(a)(b)		2,204	2,283,902
Series 2020-VKNG, Class F, (1 mo. LIBOR US + 2.75%), 2.91%, 10/15/37(a)(b)		2,000	1,994,128
BX Trust
Series 2019-CALM, Class E, (1 mo. LIBOR US + 2.00%), 2.16%, 11/15/32(a)(b)		3,000	2,864,582
Series 2019-OC11, Class A, 3.20%, 12/09/41(b)		5,810	6,362,159
BXP Trust, Series 2017-GM, Class B, 3.43%, 06/13/39(a)(b)		265	294,315
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D, (1 mo. LIBOR US + 1.75%), 1.91%, 12/15/37(a)(b)		1,000	1,000,040
Series 2019-LIFE, Class E, (1 mo. LIBOR US + 2.15%), 2.31%, 12/15/37(a)(b)		1,219	1,218,318
CD Mortgage Trust, Series 2016-CD1, Class A3, 2.46%, 08/10/49		5,000	5,279,922
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class C, 6.04%, 04/15/44(a)(b)		1,000	1,008,067
Series 2016-C4, Class C, 4.87%, 05/10/58(a)		130	136,662
Series 2018-TAN, Class A, 4.24%, 02/15/33(b)		1,000	1,036,864
Series 2018-TAN, Class B, 4.69%, 02/15/33(b)		1,081	1,107,275
Series 2018-TAN, Class C, 5.30%, 02/15/33(b)		1,050	1,062,694
CFK Trust
Series 2019-FAX, Class D, 4.64%, 01/15/39(a)(b)		2,500	2,545,054
Series 2019-FAX, Class E, 4.64%, 01/15/39(a)(b)		2,500	2,396,932
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class D, (1 mo. LIBOR US + 1.60%), 1.76%, 07/15/32(a)(b)		1,882	1,886,491
Series 2017-BIOC, Class E, (1 mo. LIBOR US + 2.15%), 2.31%, 07/15/32(a)(b)		1,178	1,175,594
CHT Mortgage Trust, Series 2017-CSMO, Class A, (1 mo. LIBOR US + 0.93%), 1.09%, 11/15/36(a)(b)		230	227,415
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, 3.52%, 05/10/35(a)(b)		100	101,654
Series 2015-GC27, Class C, 4.42%, 02/10/48(a)		491	512,250
Series 2016-P3, Class A4, 3.33%, 04/15/49		2,635	2,919,120
Series 2016-P3, Class D, 2.80%, 04/15/49(a)(b)		259	171,194
Series 2017-P7, Class A4, 3.71%, 04/14/50		6,000	6,864,792
Series 2019-PRM, Class E, 4.73%, 05/10/36(a)(b)		3,000	3,078,954
Series 2019-SMRT, Class A, 4.15%, 01/10/36(b)		2,000	2,173,606
Series 2019-SMRT, Class D, 4.75%, 01/10/36(a)(b)		3,000	3,103,346
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class AM, 5.65%, 10/15/48		452	463,921
Series 2017-CD4, Class A4, 3.51%, 05/10/50(a)		3,300	3,744,119
Cold Storage Trust
Series 2020-ICE5, Class A, (1 mo. LIBOR US + 0.90%), 1.06%, 11/15/37(a)(b)		5,000	5,016,811
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Cold Storage Trust
Series 2020-ICE5, Class E, (1 mo. LIBOR US + 2.77%), 2.92%, 11/15/37(a)(b)	USD	2,000	$ 1,994,984
Commercial Mortgage Trust
Series 2013-GAM, Class A2, 3.37%, 02/10/28(b)		1,000	951,890
Series 2013-GAM, Class B, 3.42%, 02/10/28(a)(b)		1,500	1,202,835
Series 2013-WWP, Class D, 3.90%, 03/10/31(b)		110	117,366
Series 2014-CR15, Class A2, 2.93%, 02/10/47		1,604	1,599,345
Series 2015-CR22, Class A2, 2.86%, 03/10/48		1,082	1,081,628
Series 2015-CR23, Class A4, 3.50%, 05/10/48(c)		2,000	2,200,676
Series 2015-CR26, Class A4, 3.63%, 10/10/48		3,535	3,962,171
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		87	80,400
Series 2016-667M, Class D, 3.18%, 10/10/36(a)(b)		500	489,039
Credit Suisse Commercial Mortgage Trust, Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.95%), 1.11%, 12/15/30(a)(b)		240	235,574
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class E, (1 mo. LIBOR US + 2.15%), 2.31%, 05/15/36(a)(b)		850	845,013
Series 2020-FACT, Class E, (1 mo. LIBOR US + 4.86%), 5.02%, 10/15/37(a)(b)		2,000	2,010,020
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class C, 4.95%, 01/15/49(a)		10	10,356
Series 2018-C14, Class A4, 4.42%, 11/15/51(a)		4,219	5,048,393
Series 2019-C15, Class D, 3.00%, 03/15/52(b)		35	29,357
Series 2019-C16, Class A3, 3.33%, 06/15/52		2,000	2,258,711
Series 2019-C16, Class C, 4.24%, 06/15/52(a)		1,622	1,647,790
Series 2019-C17, Class D, 2.50%, 09/15/52(b)		809	635,112
DBGS Mortgage Trust
Series 2018-5BP, Class A, (1 mo. LIBOR US + 0.65%), 0.80%, 06/15/33(a)(b)		2,500	2,495,255
Series 2019-1735, Class F, 4.20%, 04/10/37(a)(b)		160	123,036
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class A, 3.45%, 10/10/34(b)		2,670	2,884,105
Series 2017-BRBK, Class D, 3.53%, 10/10/34(a)(b)		990	1,035,124
Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(b)		600	598,445
FREMF Mortgage Trust
Series 2018-K74, Class B, 4.09%, 02/25/51(a)(b)		2,150	2,427,760
Series 2020-K105, Class B, 3.53%, 03/25/53(a)(b)		2,905	3,156,717
GPMT Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.90%), 1.05%, 11/21/35(a)(b)		361	358,467
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 06/10/28(a)(b)		540	539,568
Grace Trust, Series 2020-GRCE, Class F, 2.68%, 12/10/40(a)(b)		2,000	1,761,174
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)		4,100	4,808,413
GS Mortgage Securities Corp. Trust
Series 2017-500K, Class A, (1 mo. LIBOR US + 0.70%), 0.86%, 07/15/32(a)(b)		1,000	999,698
Series 2017-500K, Class F, (1 mo. LIBOR US + 1.80%), 1.96%, 07/15/32(a)(b)		337	334,498
Series 2017-500K, Class G, (1 mo. LIBOR US + 2.50%), 2.66%, 07/15/32(a)(b)		70	69,078

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. Trust
Series 2019-BOCA, Class A, (1 mo. LIBOR US + 1.20%), 1.36%, 06/15/38(a)(b)	USD	1,461	$ 1,450,003
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.42%, 07/10/48(a)		410	432,867
Series 2015-GC32, Class D, 3.35%, 07/10/48		53	47,044
Series 2017-GS6, Class A3, 3.43%, 05/10/50		2,000	2,254,515
Series 2019-GSA1, Class A4, 3.05%, 11/10/52		2,587	2,895,806
Series 2019-GSA1, Class C, 3.81%, 11/10/52(a)		5,000	4,786,397
GSCG Trust
Series 2019-600C, Class A, 2.94%, 09/06/34(b)		5,000	5,119,618
Series 2019-600C, Class F, 3.99%, 09/06/34(a)(b)		2,000	1,913,118
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E, 3.44%, 07/10/39(a)(b)		2,000	2,052,312
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.11%, 12/15/48(a)(b)		1,190	1,141,684
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.06%, 11/13/52		1,968	2,210,496
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class C, 4.72%, 01/15/49(a)		315	349,200
Series 2016-JP2, Class A4, 2.82%, 08/15/49		779	851,899
Series 2016-NINE, Class A, 2.85%, 09/06/38(a)(b)		2,371	2,570,064
Series 2017-FL10, Class E, (1 mo. LIBOR US + 3.90%), 4.06%, 06/15/32(a)(b)		330	327,353
Series 2017-JP5, Class D, 4.62%, 03/15/50(a)(b)		1,240	1,154,167
Series 2018-PHH, Class A, (1 mo. LIBOR US + 0.91%), 2.41%, 06/15/35(a)(b)		4,845	4,600,146
Series 2018-WPT, Class FFX, 5.54%, 07/05/33(a)(b)		223	213,128
Series 2019-COR5, Class C, 3.75%, 06/13/52		1,030	1,019,448
Series 2020-609M, Class D, (1 mo. LIBOR US + 2.77%), 2.93%, 10/15/33(a)(b)		700	700,241
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, (1 mo. LIBOR US + 1.80%), 1.96%, 05/15/36(a)(b)		1,159	1,153,284
Ladder Capital Commercial Mortgage Trust
Series 2014-909, Class A, 3.39%, 05/15/31(b)		1,000	1,000,003
Series 2014-909, Class C, 3.90%, 05/15/31(a)(b)		2,000	1,998,082
Series 2014-909, Class D, 3.90%, 05/15/31(a)(b)		2,000	1,992,606
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.25%), 0.40%, 03/25/37(a)(b)		158	151,633
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.15%, 07/15/50(a)(b)		233	228,170
Series 2015-C25, Class A5, 3.64%, 10/15/48		1,455	1,629,697
Series 2015-C26, Class C, 4.40%, 10/15/48(a)		1,000	1,040,602
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		156	146,618
Series 2016-C32, Class A4, 3.72%, 12/15/49		1,060	1,213,497
Morgan Stanley Capital I Trust
Series 2014-CPT, Class E, 3.45%, 07/13/29(a)(b)		500	503,740
Series 2015-MS1, Class A4, 3.78%, 05/15/48(a)		2,000	2,236,406
Series 2017-CLS, Class A, (1 mo. LIBOR US + 0.70%), 0.86%, 11/15/34(a)(b)		4,330	4,327,391
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.60%), 2.76%, 11/15/34(a)(b)		843	843,100
Series 2017-H1, Class C, 4.28%, 06/15/50(a)		829	851,377
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2017-H1, Class D, 2.55%, 06/15/50(b)	USD	1,010	$ 790,109
Series 2017-HR2, Class D, 2.73%, 12/15/50(c)		160	131,200
Series 2018-H3, Class C, 4.85%, 07/15/51(a)		450	499,197
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(b)		3,030	2,425,979
Series 2018-SUN, Class D, (1 mo. LIBOR US + 1.65%), 1.81%, 07/15/35(a)(b)		1,000	961,154
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 2.71%, 07/15/35(a)(b)		335	315,273
Series 2019-H6, Class A4, 3.42%, 06/15/52		2,920	3,303,781
Series 2019-H7, Class A4, 3.26%, 07/15/52		2,932	3,319,140
Series 2019-H7, Class AS, 3.52%, 07/15/52		1,900	2,117,619
Series 2019-H7, Class C, 4.13%, 07/15/52		5,000	5,150,520
Series 2019-H7, Class D, 3.00%, 07/15/52(b)		3,000	2,484,521
Morgan Stanley Mortgage Capital Trust, Series 2017-237P, Class A, 3.40%, 09/13/39(b)		5,400	5,850,105
Natixis Commercial Mortgage Securities Trust
Series 2017-75B, Class A, 3.86%, 04/10/37(b)		1,850	2,003,068
Series 2018-FL1, Class MCR1, (1 mo. LIBOR US + 2.35%), 2.49%, 06/15/35(a)(b)		598	570,409
Olympic Tower Mortgage Trust
Series 2017-OT, Class A, 3.57%, 05/10/39(b)		4,200	4,530,819
Series 2017-OT, Class D, 3.95%, 05/10/39(a)(b)		1,080	1,039,373
Series 2017-OT, Class E, 3.95%, 05/10/39(a)(b)		498	436,917
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(b)		3,442	3,679,874
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A, (1 mo. LIBOR US + 0.95%), 1.94%, 06/15/33(a)(b)		3,246	3,253,543
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class E, 3.48%, 09/15/39(a)(b)		2,000	1,890,906
U.S., Series 2018-USDC, Class E, 4.49%, 05/13/38(a)(b)		1,010	844,438
Velocity Commercial Capital Loan Trust
Series 2019-2, Class M2, 3.39%, 07/25/49(a)(b)		2,859	2,881,596
Series 2019-2, Class M3, 3.48%, 07/25/49(a)(b)		1,126	1,125,640
Series 2019-2, Class M4, 3.99%, 07/25/49(a)(b)		3,259	3,231,181
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class D, 4.99%, 01/15/59(a)		590	601,333
Series 2017-C39, Class C, 4.12%, 09/15/50		3,000	3,139,470
Series 2017-C39, Class D, 4.35%, 09/15/50(a)(b)		750	640,101
Series 2017-C41, Class B, 4.19%, 11/15/50(a)		2,000	2,154,404
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.85%), 1.00%, 12/13/31(a)(b)		846	827,153
Series 2018-1745, Class A, 3.75%, 06/15/36(a)(b)		5,000	5,533,241
Series 2018-C44, Class A5, 4.21%, 05/15/51		5,198	6,124,646
Series 2018-C44, Class C, 4.83%, 05/15/51(a)		1,484	1,488,120
Series 2018-C44, Class D, 3.00%, 05/15/51(b)		317	271,964
Series 2018-C46, Class A4, 4.15%, 08/15/51		3,740	4,408,324
Series 2019-C49, Class A5, 4.02%, 03/15/52		2,796	3,305,494
Series 2019-C53, Class A3, 2.79%, 10/15/52		1,000	1,083,057
Series 2020-SDAL, Class D, (1 mo. LIBOR US + 2.09%), 2.25%, 02/15/37(a)(b)		1,000	912,350
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 2.90%, 02/15/37(a)(b)		1,600	1,442,911
			372,502,524
Interest Only Collateralized Mortgage Obligations — 0.3%
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 13.23%, 02/25/38(a)(b)		11,091	3,800,534

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 2.2%
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XD, 1.28%, 02/15/50(a)(b)	USD	10,000	$ 650,300
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2017-SCH, Class XFCP, 0.00%, 11/15/19(a)(b)		95,950	960
Series 2017-SCH, Class XLCP, 0.00%, 11/15/19(a)(b)		56,050	561
BANK
Series 2019-BN22, Class XA, 0.60%, 11/15/62(a)		39,028	1,760,475
Series 2019-BN22, Class XB, 0.15%, 11/15/62(a)		85,561	1,096,464
Series 2020-BN28, Class XB, 0.97%, 03/15/63(a)		29,820	2,560,403
BBCMS Trust, Series 2015-SRCH, Class XB, 0.20%, 08/10/35(a)(b)		12,500	158,625
Benchmark Mortgage Trust
Series 2019-B12, Class XA, 1.07%, 08/15/52(a)		38,480	2,480,431
Series 2019-B9, Class XA, 1.04%, 03/15/52(a)		15,928	1,143,845
Series 2020-B17, Class XB, 0.53%, 03/15/53(a)(c)		17,599	714,519
Series 2020-B19, Class XA, 1.78%, 09/15/53(a)		24,031	2,816,247
BX Commercial Mortgage Trust, Series 2018-IND, Class XCP, 0.00%, 11/15/35(a)(b)		397,957	8,079
CFK Trust, Series 2019-FAX, Class XA, 0.23%, 01/15/39(a)(b)(c)		62,648	1,202,837
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class X, 0.51%, 01/10/36(a)(b)		80,300	1,217,388
Commercial Mortgage Trust, Series 2019-GC44, Class XA, 0.65%, 08/15/57(a)		40,994	1,748,924
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class XA, 1.57%, 06/15/52(a)		9,832	1,029,670
Series 2019-C17, Class XA, 1.37%, 09/15/52(a)		10,040	919,304
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(a)		11,214	577,745
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.21%, 05/03/32(a)(b)		144,016	1,639,881
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.04%, 04/10/47(a)		550	14,034
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(b)		8,570	313,637
Series 2017-C5, Class XB, 0.29%, 03/15/50(a)		30,000	566,700
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(b)		17,400	623,068
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.99%, 03/10/50(a)(b)		11,327	352,961
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.21%, 12/15/47(a)(b)		220	9,143
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.20%, 06/15/50(a)(b)		8,625	980,749
Series 2019-L2, Class XA, 1.03%, 03/15/52(a)		11,263	789,955
Natixis Commercial Mortgage Securities Trust, Series 2019-NEMA, Class X, 0.51%, 02/15/39(a)(b)		41,770	1,609,945
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39(a)(b)	USD	28,100	$ 652,482
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.09%, 02/10/32(a)(b)		110,000	184,800
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(a)(b)(c)		22,000	220
U.S., Series 2018-USDC, Class X, 0.32%, 05/13/38(a)(b)		103,122	2,506,947
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.49%, 10/15/52(a)		9,203	926,158
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class XB, 0.48%, 04/15/50(a)		7,000	132,705
Series 2016-BNK1, Class XD, 1.26%, 08/15/49(a)(b)		1,000	59,030
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA, 1.03%, 08/15/47(a)		8,467	245,088
			31,694,280
Total Non-Agency Mortgage-Backed Securities — 37.6% (Cost: $535,837,221)			538,384,017
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.6%
Fannie Mae
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 3.15%, 10/25/29(a)		97	97,646
Series 2017-C07, Class 1B1, (1 mo. LIBOR US + 4.00%), 4.15%, 05/25/30(a)		2,000	2,024,894
Freddie Mac
Series 2016-DNA4, Class M3, (1 mo. LIBOR US + 3.80%), 3.95%, 03/25/29(a)		1,908	1,975,287
Series 2017-DNA2, Class M2, (1 mo. LIBOR US + 3.45%), 3.60%, 10/25/29(a)		250	258,196
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.50%), 2.65%, 03/25/30(a)		2,494	2,527,612
Series 2018-DNA1, Class M2, (1 mo. LIBOR US + 1.80%), 1.95%, 07/25/30(a)		193	191,757
Series 2020-DNA6, Class B1, (Secured Overnight Financing Rate (30-day) + 3.00%), 3.08%, 12/25/50(a)(b)		2,000	1,999,992
			9,075,384
Commercial Mortgage-Backed Securities — 0.3%
Freddie Mac
Series K074, Class AM, 3.60%, 02/25/28		2,000	2,335,209
Series KL4F, Class A2AS, 3.68%, 10/25/25(a)		1,789	1,951,617
			4,286,826
Interest Only Commercial Mortgage-Backed Securities — 0.5%
Freddie Mac
Series K105, Class X1, 1.52%, 01/25/30(a)		9,995	1,196,135
Series K116, Class X1, 1.43%, 07/25/30(a)		23,991	2,740,257
Ginnie Mae
Series 2016-128, Class IO, 0.86%, 09/16/56(a)		4,412	242,715
Series 2016-36, Class IO, 0.81%, 08/16/57(a)		10,473	505,155

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Ginnie Mae
Series 2017-24, Class IO, 0.82%, 12/16/56(a)	USD	31,881	$ 1,556,560
Series 2020-178, Class IO, 1.43%, 10/16/60(a)		9,987	1,033,377
			7,274,199
Total U.S. Government Sponsored Agency Securities — 1.4% (Cost: $21,800,791)			20,636,409
Total Long-Term Investments — 86.6% (Cost: $1,247,483,552)			1,241,496,454
	Shares
Short-Term Securities(h)
Money Market Funds — 14.3%
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.01%	205,362,801	205,362,801
Total Short-Term Securities — 14.3% (Cost: $205,362,801)		205,362,801
Total Investments — 100.9% (Cost: $1,452,846,353)		1,446,859,255
Liabilities in Excess of Other Assets — (0.9)%		(13,446,005)
Net Assets — 100.0%		$ 1,433,413,250
(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Perpetual security with no stated maturity date.
(h)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premiun Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	140	$ 16,569	$ 4,727	$ 11,842
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	53	6,273	4,102	2,171
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	27	3,196	1,493	1,703
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	200	(1,077)	37	(1,114)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	485	(2,606)	(333)	(2,273)
CMBX.NA.6.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	05/11/63	USD	40	10,658	2,410	8,248
							$ 33,013	$ 12,436	$ 20,577

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series A Portfolio
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	1,213	$ (143,561)	$ (144,723)	$ 1,162
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	1,000	(118,352)	(193,415)	75,063
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	1,000	(122,975)	(83,401)	(39,574)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	500	(61,488)	(50,302)	(11,186)
CMBX.NA.6.BBB-	3.00	Monthly	Credit Suisse International	05/11/63	BB	USD	40	(10,658)	(3,006)	(7,652)
								$ (457,034)	$ (474,847)	$ 17,813
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 633,613,471	$ 31,060,345	$ 664,673,816
Corporate Bonds	—	290,138	—	290,138
Floating Rate Loan Interests	—	11,113,298	6,398,776	17,512,074
Non-Agency Mortgage-Backed Securities	—	533,441,687	4,942,330	538,384,017
U.S. Government Sponsored Agency Securities	—	20,636,409	—	20,636,409
Short-Term Securities
Money Market Funds	205,362,801	—	—	205,362,801
	$ 205,362,801	$ 1,199,095,003	$ 42,401,451	$ 1,446,859,255
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 100,189	$ —	$ 100,189

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series A Portfolio
	Level 1	Level 2	Level 3	Total
Liabilities
Credit Contracts	$ —	$ (61,799)	$ —	$ (61,799)
	$ —	$ 38,390	$ —	$ 38,390
(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets
Opening Balance, as of March 31, 2020	$44,921,384	$—(c)	$16,168,354	$4,386,738	$65,476,476
Transfers into Level 3	2,706,831	—	—	2,941,376	5,648,207
Transfers out of Level 3(a)	(16,150,909)	—	—	(1,069,065)	(17,219,974)
Accrued discounts/premiums	37,359	—	—	(101,433)	(64,074)
Net realized gain (loss)	64,076	—	4,234	10,797	79,107
Net change in unrealized appreciation (depreciation)(b)	2,210,038	—	(29,230)	19,108	2,199,916
Purchases	499,850	—	437,697	1,016	938,563
Sales	(3,228,284)	—	(10,182,279)	(1,246,207)	(14,656,770)
Closing Balance, as of December 31, 2020	$31,060,345	$—(c)	$6,398,776	$4,942,330	$42,401,451
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2020(b)	$2,210,038	$—	$(33,161)	$19,108	$2,195,985

(a)  As of March 31, 2020, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2020, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
(b)  Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.
(c)  Rounds to less than $1.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
ABS	Asset-Backed Security
AKA	Also Known As
CLO	Collateralized Loan Obligation
DAC	Designated Activity Co.
IO	Interest Only
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
OTC	Over-the-Counter
REMIC	Real Estate Mortgage Investment Conduit